Retirement-Related Benefits - Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2020 USD ($)
Pension Plans
Expected Benefit Payments
Expected benefit payments, 2021	$ 6,102
Expected benefit payments, 2022	6,091
Expected benefit payments, 2023	6,073
Expected benefit payments, 2024	6,040
Expected benefit payments, 2025	6,012
Expected benefit payments, 2026-2030	28,078
Nonpension Postretirement Benefit Plans
Expected Benefit Payments
Expected benefit payments, 2021	405
Expected benefit payments, 2022	419
Expected benefit payments, 2023	423
Expected benefit payments, 2024	408
Expected benefit payments, 2025	385
Expected benefit payments, 2026-2030	1,538
U.S. | Pension Plans | Qualified Plans
Expected Benefit Payments
Expected benefit payments, 2021	3,522
Expected benefit payments, 2022	3,490
Expected benefit payments, 2023	3,451
Expected benefit payments, 2024	3,393
Expected benefit payments, 2025	3,333
Expected benefit payments, 2026-2030	15,062
U.S. | Pension Plans | Nonqualified Plans
Expected Benefit Payments
Expected benefit payments, 2021	123
Expected benefit payments, 2022	122
Expected benefit payments, 2023	121
Expected benefit payments, 2024	120
Expected benefit payments, 2025	118
Expected benefit payments, 2026-2030	545
U.S. | Nonpension Postretirement Benefit Plans
Expected Benefit Payments
Expected benefit payments, 2021	364
Expected benefit payments, 2022	377
Expected benefit payments, 2023	380
Expected benefit payments, 2024	363
Expected benefit payments, 2025	339
Expected benefit payments, 2026-2030	1,296
Non-U.S. | Pension Plans | Qualified Plans
Expected Benefit Payments
Expected benefit payments, 2021	2,093
Expected benefit payments, 2022	2,124
Expected benefit payments, 2023	2,140
Expected benefit payments, 2024	2,160
Expected benefit payments, 2025	2,189
Expected benefit payments, 2026-2030	10,529
Non-U.S. | Pension Plans | Nonqualified Plans
Expected Benefit Payments
Expected benefit payments, 2021	364
Expected benefit payments, 2022	354
Expected benefit payments, 2023	361
Expected benefit payments, 2024	368
Expected benefit payments, 2025	373
Expected benefit payments, 2026-2030	1,943
Non-U.S. | Nonpension Postretirement Benefit Plans | Qualified Plans
Expected Benefit Payments
Expected benefit payments, 2021	16
Expected benefit payments, 2022	17
Expected benefit payments, 2023	18
Expected benefit payments, 2024	19
Expected benefit payments, 2025	20
Expected benefit payments, 2026-2030	119
Non-U.S. | Nonpension Postretirement Benefit Plans | Nonqualified Plans
Expected Benefit Payments
Expected benefit payments, 2021	25
Expected benefit payments, 2022	26
Expected benefit payments, 2023	25
Expected benefit payments, 2024	26
Expected benefit payments, 2025	25
Expected benefit payments, 2026-2030	$ 123